OTHER BORROWINGS	12 Months Ended
Dec. 31, 2017
OTHER BORROWINGS [Abstract]
OTHER BORROWINGS
NOTE 9 – OTHER BORROWINGS

A summary of other borrowings at December 31 follows:
	2017	2016
	(In thousands)
Advances from the FHLB	$47,841	$9,428
Federal funds purchased	6,750	—
Other	9	5
Total	$54,600	$9,433

Advances from the FHLB are secured by unencumbered qualifying mortgage and home equity loans with a market value equal to at least 132% to 165%, respectively, of outstanding advances. Advances are also secured by FHLB stock that we own, which totaled $7.8 million at December 31, 2017. Unused borrowing capacity with the

FHLB (subject to the FHLB’s credit requirements and policies) was $304.5 million at December 31, 2017. Interest expense on advances amounted to $0.9 million, $0.8 million and $0.8 million for the years ended December 31, 2017, 2016 and 2015, respectively. No FHLB advances were terminated during 2017, 2016 or 2015.

As a member of the FHLB, we must own FHLB stock equal to the greater of 0.75% of the unpaid principal balance of residential mortgage loans or 4.5% of our outstanding advances. At December 31, 2017, we were in compliance with the FHLB stock ownership requirements.

The maturity dates and weighted average interest rates of FHLB advances at December 31 follow:
	2017		2016
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed-rate advances
2017			$1,192	7.04%
2018	$19,910	2.43%	5,183	5.99
2019	10,000	1.60	—
2020	7,931	3.80	3,053	7.49
Total fixed-rate advances	37,841	2.50	9,428	6.61
Variable-rate advances - 2018	10,000	1.67	—
Total advances	$47,841	2.33%	$9,428	6.61%

A summary of contractually required repayments of FHLB advances at December 31, 2017 follow:
(In thousands)
2018	$30,042
2019	10,143
2020	7,656
Total	$47,841

Borrowings with the FRB at December 31, 2017 and 2016 were zero. Average borrowings with the FRB during the years ended December 31, 2017, 2016 and 2015 totaled $0.05 million, zero and zero. We had unused borrowing capacity with the FRB (subject to the FRB’s credit requirements and policies) of $441.2 million at December 31, 2017. Collateral for FRB borrowings are certain commercial loans.

Interest expense on federal funds purchased totaled $0.1 million, zero and zero for the years ended December 31, 2017, 2016 and 2015.

Assets, consisting of FHLB stock and loans, pledged to secure other borrowings and unused borrowing capacity totaled $1.184 billion at December 31, 2017.